Acquisitions - Schedule of Useful Economic Lives of Acquisition of RLS (Details) - RLS	Jan. 28, 2025
Customer relationships
Disclosure of detailed information about business combination [line items]
Useful economic life	20 years
Brand name
Disclosure of detailed information about business combination [line items]
Useful economic life	10 years
Licenses
Disclosure of detailed information about business combination [line items]
Useful economic life	10 years